STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line items]
Currency translation differences tax	£ 0	£ 0	£ 0
Transfers to income statement tax	£ 0	£ 0	£ 0